CAPITAL STOCK AND STOCKHOLDER'S EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 2 - CAPITAL STOCK AND STOCKHOLDER’S EQUITY

We are authorized to issue 80,000,000 shares of common stock with a par value of $.0001 per share and 10,000,000 shares of preferred stock with a par value of $.0001 per share.

During the six months ended June 30, 2012, 334,003 options and warrants were exercised into an equivalent number of common shares. We received proceeds of $431,003 from the exercise of the options and warrants.

During the six months ended June 30, 2012, 78,333 warrants were exercised on a cashless basis into 37,301 common shares.

On December 28, 2011, our compensation committee approved the 2011 Long Term Incentive Grants for our chief executive officer and chief operating officer. The 2011 Long Term Incentive Grants aggregate $570,000 and were paid on January 2, 2012 via the issuance of common stock options in lieu of cash. For purposes of calculating the number of options to be issued as payment of the discretionary bonuses, we utilized the Black-Scholes method based on the following weighted average assumptions:  (1) risk free interest rate of 0.1875%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 77%; and (4) an expected life of the options of 2.5 years. The grant date is January 2, 2012. The aggregate number of options granted is 637,740, with a weighted average exercise price of $2.12. The options lapse if unexercised after seven years.

On December 28, 2011, our compensation committee approved the 2011 Bonuses for our chief executive officer and chief operating officer. The 2011 Bonuses aggregate $208,260 of which $104,130 was paid in cash in December and $104,130 was paid on January 2, 2012 via the issuance of common stock options in lieu of cash. For purposes of calculating the number of options to be issued as payment of the discretionary bonuses, we utilized the Black-Scholes method based on the following weighted average assumptions:  (1) risk free interest rate of 0.1875%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 77%; and (4) an expected life of the options of 2.5 years. The grant date is January 2, 2012. The aggregate number of options granted is 116,918, with a weighted average exercise price of $2.13. The options lapse if unexercised after seven years.

On March 1, 2012, we granted 39,000 common stock options to a director. The options have an exercise price of $2.95 per share. The options will vest quarterly over one year. The options lapse if unexercised after five years.  The options have a grant date fair value of $20,907, determined using the Black-Scholes method based on the following weighted average assumptions:  (1) risk free interest rate of 0.15%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 58%; and (4) an expected life of the options of 0.625 years. During the three and six months ended June 30, 2012 we have recorded an expense of $5,227 and $6,969, respectively, related to the fair value of the options that vested or are expected to vest.

On May 24, 2012, we granted 63,000 common stock options to a director. The options have an exercise price of $2.55 per share. Of these options, 25,000 vested upon grant and 38,000 will vest quarterly over one year. The options lapse if unexercised after five years.  The options have a grant date fair value of $38,791, determined using the Black-Scholes method based on the following weighted average assumptions:  (1) risk free interest rate of 0.185%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 58%; and (4) an expected life of the options of 1 year. During the three and six months ended June 30, 2012 we have recorded an expense of $17,343 related to the fair value of the options that vested or are expected to vest.

On June 1, 2012, we granted 18,000 common stock warrants to a consultant. The warrants have an exercise price of $2.55 per share. The warrants will vest monthly over one year. The warrants lapse if unexercised after five years.  During the three and six months ended June 30, 2012 we have recorded an expense of $2,010 related to the fair value of the options that vested, determined using the Black-Scholes method based on the following weighted average assumptions:  (1) risk free interest rate of 0.75%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 61%; and (4) an expected life of the options of 4.92 years.

During the three and six months ended June 30, 2012 we have recorded an expense of $42,766 and $92,659, respectively, related to the fair value of the options granted to our chief executive officer and chief operating officer in prior years that vested or are expected to vest.

During the three and six months ended June 30, 2012 we have recorded an expense of $49,232 and $114,002, respectively, related to the fair value of the options granted to directors and consultants in prior years that vested or are expected to vest.

NOTE 2 — CAPITAL STOCK AND STOCKHOLDER’S EQUITY

We are authorized to issue 80,000,000 shares of common stock with a par value of $.0001 per share and 10,000,000 shares of preferred stock with a par value of $.0001 per share.

2011 Transactions:

On January 21, 2011, pursuant to a securities purchase agreement (the “Securities Purchase Agreement”), we sold 2,074,914 units resulting in gross proceeds to the Company of $3,734,840 (“Offering”). The price per unit was $1.80. Each unit consists of: (i) one (1) share of the Company’s common stock, par value $.0001 (“Shares”), and (ii) one half (1/2) Common Stock Purchase Warrant (“Warrant(s)”). Of these units, 339,915 were subscribed at December 31, 2010 with gross proceeds to the Company of $611,847 recorded in the December 31, 2010 financial statements as Common Stock Subscribed.

The Warrants have a term of five years and entitle the holders to purchase the Company’s common shares at a price per share of $3.30. In the event the shares underlying the Warrants are not subject to a registration statement, the warrants may be exercised on a cashless basis after 12 months from the issuance date. The Warrants also contain provisions providing for an adjustment in the underlying number of shares and exercise price in the event of stock splits or dividends and fundamental transactions. The Warrants do not contain any price protection provisions. The Warrants are callable by the Company assuming the following: (i) the Common Stock trades above $5.50 for ten (10) consecutive days; (ii) the daily average minimum volume over such ten (10) days is 15,000 or greater; and (iii) there is an effective registration statement covering the underlying shares. The Securities Purchase Agreement also grants the investors certain piggy-back registration rights.

In connection with the Offering, we incurred placement agent and finder’s fees in the amount of $114,295 in cash and issued warrants to purchase a total of 63,498 shares at an average exercise price per share of $3.26. Of the fees incurred, $110,695 was reinvested in the Offering on the same terms and conditions as the investors, resulting in the issuance of 61,498 units.

On February 16, 2011, pursuant to a securities purchase agreement, we sold an additional 166,691 units resulting in gross proceeds to the Company of $300,044. The units contain the same terms as the January 21, 2011 units described above. In connection with the offering, we incurred placement agent and finder’s fees in the amount of $6,403 in cash and issued warrants to purchase a total of 3,558 shares at an exercise price per share of $2.16.

On April 29, 2011, pursuant to a securities purchase agreement, we sold an additional 1,363,622 units resulting in gross proceeds of $2,249,750. The price per unit was $1.65. Each unit consists of: (i) one (1) share of the common stock, par value $.0001, and (ii) one half (1/2) common stock purchase warrant. The warrants have a term of five years and entitle the holders to purchase the common shares at a price per share of $3.15. In the event the shares underlying the warrants are not subject to a registration statement, the warrants may be exercised on a cashless basis after 12 months from the issuance date. The warrants also contain provisions providing for an adjustment in the underlying number of shares and exercise price in the event of stock splits or dividends and fundamental transactions. The warrants do not contain any price protection provisions. The warrants are callable assuming the following: (i) our common stock trades above $6.50 for ten (10) consecutive days; (ii) the daily average minimum volume over such ten (10) days is 15,000 or greater; and (iii) there is an effective registration statement covering the underlying shares. We also granted the investors certain piggy-back registration rights. In connection with the offering, we incurred finder’s fees in the amount of $60,000 in cash and issued warrants to purchase a total of 36,364 shares at an exercise price per share of $3.15. The warrants have the same terms and conditions as the investor warrants.

As a result of the offerings, the reinvestment of fees, and the issuance of placement agent and finder’s warrants, we issued a total of 3,666,725 shares and 1,936,785 common stock purchase warrants.

During March, 2011, we issued 33,334 units as payment of accrued consulting fees in the amount of $60,000. These fees had been accrued at December 31, 2010.

During March, 2011, we issued 82,500 shares of common stock and 144,000 warrants as payment of consulting fees. The warrants have an exercise price of $3.30 per share and have the same terms as the warrants issued with the offerings described above. The common shares have been valued at $144,375 based on the market price of our common stock. The warrants have been valued at $149,249, determined using the Black-Scholes method based on the following weighted average assumptions: (1) risk free interest rate of 2.25%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 89%; and (4) an expected life of the warrants of 5 years.

On March 1, 2011, we granted 39,000 common stock options to a director. The options have an exercise price of $1.90 per share. The options will vest quarterly over one year. The options lapse if unexercised after five years. The options have a grant date fair value of $20,416, determined using the Black-Scholes method based on the following weighted average assumptions: (1) risk free interest rate of 0.225%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 89%; and (4) an expected life of the options of 0.625 years. During the year ended December 31, 2011 we have recorded an expense of $17,014 related to the fair value of the options that vested or are expected to vest.

During May 2011, we issued 52,500 shares of common stock and 91,000 warrants as payment of consulting fees. The warrants have an exercise price of $3.15 per share and have the same terms as the warrants issued with the offerings described above. The common shares have been valued at $100,800 based on the market price of our common stock. The warrants have been valued at $104,277, determined using the Black-Scholes method based on the following weighted average assumptions: (1) risk free interest rate of 1.50%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 87%; and (4) an expected life of the warrants of 5 years.

During May 2011 we issued 4,211 shares of common stock, valued at $8,000, as payment for services.

On May 18, 2011, we granted a total of 80,000 common stock options to the four members of our Advisory Board. The options have an exercise price of $1.85 per share. The options vested 20,000 upon grant and the balance quarterly over the remainder of 2011. The options lapse if unexercised after five years. During the year ended December 31, 2011 we have recorded an expense of $99,692 related to the fair value of the options that vested, determined using the Black-Scholes method based on the following weighted average assumptions: (1) risk free interest rate of 1.2%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 84%; and (4) an expected life of the options of 4.75 years.

During January 2011, we granted a total of 25,000 common stock options for legal and consulting services. The options have an exercise price of $1.90 per share. Of these options, 5,000 vested upon grant and 20,000 vested quarterly during 2011. The options and warrants lapse if unexercised after five years. We have recorded an expense of $30,655 during the year ended December 310, 2011 related to the fair value of the options and warrants that vested, determined using the Black-Scholes method based on the following weighted average assumptions: (1) risk free interest rate of 1.58%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 86%; and (4) an expected life of the warrants of 4.6 years.

On July 1, 2011, our compensation committee approved the 2010 Long Term Incentive Grants for our chief executive officer and chief operating officer. The 2010 Long Term Incentive Grants aggregate $510,000 and were paid via the issuance of common stock options in lieu of cash. For purposes of calculating the number of options to be issued as payment of the discretionary bonuses we utilized the Black-Scholes method based on the following weighted average assumptions: (1) risk free interest rate of 0.375%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 87%; and (4) an expected life of the options of 2.5 years. The grant date is July 1, 2011. The aggregate number of options granted is 559,370, with a weighted average exercise price of $1.93.

During August 2011, we granted 10,000 common stock options for consulting services. The options have an exercise price of $1.82 per share. The options vested upon grant. The options lapse if unexercised after five years. We have recorded an expense of $11,485 during the year ended December 31, 2011 related to the fair value of the options, determined using the Black-Scholes method based on the following assumptions: (1) risk free interest rate of 1.5%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 78%; and (4) an expected life of the warrants of 5 years.

During August 2011, we granted 8,000 common stock options for consulting services. The options have an exercise price of $1.65 per share. The options vested upon grant. The options lapse if unexercised after five years. We have recorded an expense of $8,268 during the year ended December 31, 2011 related to the fair value of the options, determined using the Black-Scholes method based on the following assumptions: (1) risk free interest rate of 1%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 78%; and (4) an expected life of the warrants of 5 years.

During August 2011, we granted 25,000 common stock warrants for consulting services. The warrants have an exercise price of $1.94 per share. The warrants vest quarterly over one year. The warrants lapse if unexercised after five years. We have recorded an expense of $10,537 during the year ended December 31, 2011 related to the fair value of the warrants that vested or are expected to vest, determined using the Black-Scholes method based on the following weighted average assumptions: (1) risk free interest rate of 0.875%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 85%; and (4) an expected life of the warrants of 4.71 years.

On August 13, 2011, we granted 38,000 common stock options to a director. The options have an exercise price of $1.86 per share. The options will vest quarterly over one year. The options lapse if unexercised after five years. The options have a grant date fair value of $17,133, determined using the Black-Scholes method based on the following assumptions: (1) risk free interest rate of 0.1%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 78%; and (4) an expected life of the options of 0.625 years. During the year ended December 31, 2011 we have recorded an expense of $6,425 related to the fair value of the options that vested or are expected to vest.

During September 2011 we issued 13,684 shares of common stock, valued at $26,000, as payment for services.

During December 2011, we granted a total of 195,000 common stock options and 190,000 common stock warrants for professional, legal and consulting services. The options and warrants have an exercise price of $2.03 per share. Of these options and warrants, 365,000 vested upon grant and 20,000 vests quarterly during 2012. The options and warrants lapse if unexercised after five years. We have recorded an expense of $493,376 related to the fair value of the options and warrants that vested or are expected to vest, determined using the Black-Scholes method based on the following weighted average assumptions: (1) risk free interest rate of 0.875%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 85%; and (4) an expected life of the options and warrants of 5 years.

During December, 2011, we granted a total of 80,000 common stock options to the four members of our Advisory Board. The options have an exercise price of $2.03 per share. The options vest quarterly over 2012. The options lapse if unexercised after five years. During the year ended December 31, 2011 we have recorded an expense of $1,154 related to the fair value of the options expected to vest, determined using the Black-Scholes method based on the following weighted average assumptions: (1) risk free interest rate of 0.875%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 85%; and (4) an expected life of the options of 5 years.

On December 28, 2011, our compensation committee approved the 2011 Long Term Incentive Grants for our chief executive officer and chief operating officer. The 2011 Long Term Incentive Grants aggregate $570,000 and were paid on January 2, 2012 via the issuance of common stock options in lieu of cash. For purposes of calculating the number of options to be issued as payment of the discretionary bonuses, we utilized the Black-Scholes method based on the following weighted average assumptions: (1) risk free interest rate of 0.1875%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 77%; and (4) an expected life of the options of 2.5 years. The grant date is January 2, 2012. The aggregate number of options granted is 637,740, with a weighted average exercise price of $2.12. The options lapse if unexercised after seven years.

On December 28, 2011, our compensation committee approved the 2011 Bonuses for our chief executive officer and chief operating officer. The 2011 Bonuses aggregate $208,260 of which $104,130 was paid in cash in December and $104,130 was paid on January 2, 2012 via the issuance of common stock options in lieu of cash. For purposes of calculating the number of options to be issued as payment of the discretionary bonuses, we utilized the Black-Scholes method based on the following weighted average assumptions: (1) risk free interest rate of 0.1875%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 77%; and (4) an expected life of the options of 2.5 years. The grant date is January 2, 2012. The aggregate number of options granted is 116,918, with a weighted average exercise price of $2.13. The options lapse if unexercised after seven years.

During the year ended December 31, 2011 we have recorded an expense of $75,578 related to the fair value of the options granted to our chief executive officer and chief operating officer in prior years that vested or are expected to vest.

During the year ended December 31, 2011 we have recorded an expense of $26,010 related to the fair value of the options granted to directors and consultants in prior years that vested.

2010 Transactions:

During January and March 2010, we entered into securities purchase agreements with a number of accredited investors. Pursuant to the terms of the agreements, we sold 533,407 units resulting in gross proceeds of approximately $880,000. The price per unit was $1.65. Each unit consists of: (i) one share of common stock; and (ii) one half common stock purchase warrant. The warrants have a term of five years and allow the investors to purchase our common shares at a price per share of $3.10. The warrants also contain anti-dilution protection in the event of stock splits, stock dividends and other similar transactions. We incurred placement agent fees of $73,790 in connection with the transaction. We also issued a total of 42,673 additional common stock purchase warrants as compensation. The warrants have the same terms as the investor warrants except that 12,160 warrants have an exercise price of $2.20 and 30,513 warrants have an exercise price of $2.94.

During May 2010, we entered into securities purchase agreements with a number of accredited investors. Pursuant to the terms of the agreements, we sold 1,347,500 units resulting in gross proceeds of $2,695,000. The price per unit was $2.00. Each unit consists of: (i) one share of common stock; and (ii) one half common stock purchase warrant. The warrants have a term of five years and allow the investors to purchase our common shares at a price per share of $3.50. The warrants also contain anti-dilution protection in the event of stock splits, stock dividends and other similar transactions. We incurred placement agent and escrow fees of $39,500 in connection with the transaction. We issued an additional 43,632 units as payment of $87,264 of consulting fees. We also issued a total of 18,000 additional common stock purchase warrants as compensation. The warrants have the same terms as the investor warrants.

During December 2010 we entered into securities purchase agreements with a number of accredited investors. Pursuant to the terms of the agreements, we received $611,847 in proceeds from the subscriptions for 339,915 units. The price per unit was $1.80. Each unit consists of: (i) one share of common stock; and (ii) one half common stock purchase warrant. The warrants have a term of five years and allow the investors to purchase our common shares at a price per share of $3.30. The warrants also contain anti-dilution protection in the event of stock splits, stock dividends and other similar transactions.

During the third quarter of 2010 we issued 8,000 shares of common stock, valued at $18,000, for the acquisition of two patents and we issued 12,000 shares of common stock, valued at $28,800, as payment for a license.

During 2010, we issued 150,001 shares of common stock upon exercise of an equivalent number of options and warrants and received cash proceeds of $125,001.

As a result of the exercise of 50,001 of the warrants, we have reclassified $86,307 of our warrant derivative liability to paid in capital.

During February and March 2010, we granted a total of 77,000 common stock options to two directors. The options have a weighted average exercise price of $2.30 per share. The options will vest quarterly over one year. The options lapse if unexercised after five years. The options have an aggregate grant date fair value of $54,079, determined using the Black-Scholes method based on the following weighted average assumptions: (1) risk free interest rate of 0.245%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 99%; and (4) an expected life of the options of 0.625 years.

During the year ended December 31, 2010 we have recorded an expense of $49,308 related to the fair value of the options that vested or are expected to vest.

On August 14, 2010, we granted a total of 63,000 common stock options to a director. The options have an exercise price of $2.00 per share. Of these options, 25,000 vested upon grant and the balance will vest quarterly over one year. The options lapse if unexercised after five years. The options have an aggregate grant date fair value of $26,974, determined using the Black-Scholes method based on the following weighted average assumptions: (1) risk free interest rate of 0.193%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 88%; and (4) an expected life of the options of 0.38 years. During the year ended December 31, 2010 we have recorded an expense of $16,805 related to the fair value of the options that vested or are expected to vest.

During the year ended December 31, 2010 we have recorded an expense of $294,645 related to the fair value of the 2009 options granted to our chief executive officer and chief operating officer that vested or are expected to vest.

During the year ended December 31, 2010, we have recorded an expense of $145,926 related to the fair value of options granted to members of our Scientific Advisory Board that vested during that period.

During May and June 2010, we granted a total of 291,425 common stock warrants to consultants. The warrants have a weighted average exercise price of $1.99 per share. The warrants vested upon grant. The warrants lapse if unexercised after five years. We have recorded an expense of $389,275, determined using the Black-Scholes method based on the following weighted average assumptions: (1) risk free interest rate of 0.625%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 100%; and (4) an expected life of the warrants of 2 years.

During December 2010, we granted a total of 157,500 common stock options and 40,000 common stock warrants for professional, legal and consulting services. The options and warrants have a weighted average exercise price of $2.00 per share. Of these options and warrants, 185,500 vested upon grant and 10,000 vests quarterly during 2011. The options and warrants lapse if unexercised after five years. We have recorded an expense of $269,491 related to the fair value of the options and warrants that vested or are expected to vest, determined using the Black-Scholes method based on the following weighted average assumptions: (1) risk free interest rate of 2.125%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 93%; and (4) an expected life of the options and warrants of 5 years.

During May 2010 we issued an aggregate of 43,479 shares of common stock to our chief executive officer and chief operating officer as payment of discretionary bonuses aggregating $100,000. For purposes of calculating the number of shares to be issued as payment of the discretionary bonuses, the grant date is May 14, 2010.